CONSOLIDATED STATEMENTS OF CASH FLOWS shares in Thousands, $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Cash flows from operating activities:
Net loss	$ (27,743)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	475
Share-based compensation	3,445
Decrease (increase) in prepaid expenses and other receivables	(2,443)
(Increase) decrease in long term prepaid expenses	1,821
Change in the fair value of Warrants liabilities	11,105
Non-cash financial expenses (income), net	(97)
Increase (decrease) in trade payables	(6)
Decrease in other payables and accrued expenses	(1,885)
Net cash used in operating activities	(15,328)
Cash flows from investing activities:
Investment in short-term deposits	(100,000)
Redemption of short-term deposits	8,000
Purchase of property and equipment	(675)
Net cash provided by (used in) investing activities	(92,675)
Cash flows from financing activities:
Proceeds from exercise of warrants	3,257
Proceeds from SPAC merger and PIPE financing, net of transaction cost	93,543
Net cash provided by financing activities	96,800
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(288)
(Decrease) increase in cash and cash equivalents and restricted cash	(11,491)
Cash, cash equivalents and restricted cash at the beginning of the year	23,854
Cash, cash equivalents and restricted cash at the end of the year	12,363
Supplemental disclosures of cash flow information:
Income tax payments	2
Interest received	$ 50